SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                     -----

         File No. 33-65170:

         Pre-Effective Amendment No.____

         Post-Effective Amendment No._5_

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                     -----

         File No. 811-7822:

         Amendment No._6_


         AMERICAN CENTURY INVESTMENT TRUST
         (Exact Name of Registrant as Specified in Charter)

         4500 Main Street, Kansas City, MO  64111
         (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  (816) 531-5575

         Douglas A. Paul
         Vice President, Secretary
         and General Counsel
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Immediately, upon effectiveness (first offered 11/17/93)

It is proposed that this filing become effective:

   _____  immediately upon filing pursuant to paragraph (b) of Rule 485
   __X__  on July 1, 1997 pursuant to paragraph (b) of Rule 485
   _____  60 days after filing pursuant to paragraph (a) of Rule 485
   _____  on (date) pursuant to paragraph (a)(1) of Rule 485
   _____  75 days after filing pursuant to paragraph (a) (2) of Rule 485
   _____  on (date) pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------
Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On April 11, 1997, the Registrant filed a Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended February 28, 1997.

                        AMERICAN CENTURY INVESTMENT TRUST
                     1933 Act Post-Effective Amendment No. 5
                            1940 Act Amendment No. 6

                                    FORM N-1A
                              CROSS-REFERENCE SHEET


PART A:  PROSPECTUS

ITEM      PROSPECTUS CAPTION

1         Cover Page

2         Transaction and Operating Expense Table

3         Financial Highlights, Performance Advertising

4 Management, Further Information About American Century, Investment Objective of the Fund, Investment Policies of the Fund, Risk Factors and Investment Techniques, Other Investment Practices, Their Characteristics and Risks

5         Management

5A        Not Applicable

6 Further Information About American Century, How to Redeem Shares, Cover Page, Distributions, Taxes

7 Cover Page, Distribution of Fund Shares, How to Open an Account, Share Price, Transfer and Administrative Services

8         How to Redeem Shares, Transfer and Administrative Services

9         Not Applicable



PART B:  STATEMENT OF ADDITIONAL INFORMATION

ITEM      STATEMENT OF ADDITIONAL INFORMATION CAPTION

10        Cover Page

11        Table of Contents

12        Not Applicable

13 Investment Policies and Techniques, Investment Restrictions, Portfolio Transactions

14        Trustees and Officers

15        Additional Purchase and Redemption Information, Trustees and Officers

16 Investment Management, Transfer and Administrative Services, Expense Limitation Agreement, About the Trust

17        Portfolio Transactions

18        About the Trust

19 Additional Purchase and Redemption Information, Valuation of Portfolio Securities

20        Taxes

21        Additional Purchase and Redemption Information

22        Performance

23        Cover Page

                                   PROSPECTUS

                            [american century logo]
                                    American
                                  Century(sm)


                                  JULY 1, 1997


                                     BENHAM
                                     GROUP(R)

                               Prime Money Market

[front cover]


                          AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

    Benham Group(R)        American Century Group    Twentieth Century(R) Group

  MONEY MARKET FUNDS        ASSET ALLOCATION &
 GOVERNMENT BOND FUNDS        BALANCED FUNDS                 GROWTH FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS        INTERNATIONAL FUNDS
 MUNICIPAL BOND FUNDS         SPECIALTY FUNDS

     Prime Money
        Market





                                   PROSPECTUS
                                  JULY 1, 1997


                               PRIME MONEY MARKET

                       AMERICAN CENTURY INVESTMENT TRUST


     American Century Investment Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the money market funds from our Benham Group, American Century--Benham Prime Money Market Fund (the "Fund"), is described in this Prospectus. Its investment objective is listed on page 2 of the Prospectus. The other funds are described in separate prospectuses.

     American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

     This Prospectus gives you information about the Fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated July 1, 1997, and filed with the Securities and Exchange Commission ("SEC"). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419200
               Kansas City, Missouri 64141-6200 o 1-800-345-2021
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-444-3485
                       Internet: www.americancentury.com


     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).


     INVESTMENTS IN THE FUND ARE NOT INSURED, NOR ARE THEY GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER AGENCY. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A $1.00 SHARE PRICE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


                        INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY-BENHAM
PRIME MONEY MARKET FUND

     The Fund's investment objective is to seek the highest level of current income consistent with preservation of capital.

     The  Fund  buys   high-quality,   U.S.   dollar-denominated   money  market
instruments  and  other  short-term   obligations  of  banks,   governments  and
corporations.

     INVESTMENTS  IN THE FUND ARE NOT  INSURED  NOR ARE THEY  GUARANTEED  BY THE
U.S. GOVERNMENT OR ANY OTHER AGENCY. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A $1.00 SHARE PRICE.


   There is no assurance that the Fund will achieve its investment objective.


NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objective                           American Century Investments


                               TABLE OF CONTENTS


Investment Objective of the Fund...............................................2
Transaction and Operating Expense Table........................................4
Financial Highlights...........................................................5


                         INFORMATION REGARDING THE FUND

Investment Policies of the Fund................................................6
   Investment Objective........................................................6
   Eligible Investments........................................................6
   Portfolio Investment Quality and
      Maturity Criteria........................................................6
   Diversification.............................................................7
   Industry Concentration......................................................7
Risk Factors and Investment Techniques.........................................7
   Corporate Obligations.......................................................7
   Bank Obligations............................................................8
   Government Obligations......................................................8
   Variable and Floating-Rate Instruments......................................8
   Rule 144A Securities........................................................9
   U.S. Dollar-Denominated Foreign Securities..................................9
Other Investment Practices, Their Characteristics
   and Risks...................................................................9
   Repurchase Agreements.......................................................9
   When-Issued and Forward Commitment
      Agreements...............................................................9
   Borrowing..................................................................10
Other Techniques..............................................................10
Performance Advertising.......................................................10

                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments..................................................11
Investing in American Century.................................................11
How to Open an Account........................................................11
     By Mail..................................................................11
     By Wire..................................................................11
     By Exchange..............................................................12
     In Person................................................................12
   Subsequent Investments.....................................................12
     By Mail..................................................................12
     By Telephone.............................................................12
     By Online Access.........................................................12
     By Wire..................................................................12
     In Person................................................................12
   Automatic Investment Plan..................................................12
How to Exchange from One Account to Another ..................................12
     By Mail .................................................................13
     By Telephone.............................................................13
     By Online Access.........................................................13
How to Redeem Shares..........................................................13
     By Mail..................................................................13
     By Telephone ............................................................13
     By Check-A-Month.........................................................13
     Other Automatic Redemptions..............................................13
   Redemption Proceeds........................................................13
     By Check.................................................................13
     By Wire and ACH..........................................................13
   Redemption of Shares in Low-Balance Accounts...............................14
Signature Guarantee...........................................................14
Special Shareholder Services..................................................14
     Automated Information Line...............................................14
     Online Account Access....................................................14
     CheckWriting.............................................................14
     Tax-Qualified Retirement Plans...........................................15
Important Policies Regarding Your Investments.................................15
Reports to Shareholders.......................................................16
Employer-Sponsored Retirement Plans and
   Institutional Accounts.....................................................16

                     ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price...................................................................17
   When Share Price Is Determined.............................................17
   How Share Price Is Determined..............................................17
   Where to Find Yield Information ...........................................18
Distributions.................................................................18
Taxes.........................................................................18
   Tax-Deferred Accounts......................................................18
   Taxable Accounts...........................................................18
Management....................................................................19
   Investment Management......................................................19
   Code of Ethics.............................................................19
   Transfer and Administrative Services.......................................20
   Special Meeting of Shareholders............................................20
Distribution of Fund Shares...................................................21
Expenses......................................................................21
Further Information About American Century....................................22


Prospectus                                              Table of Contents      3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                              Prime Money Market

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases...........................   none
Maximum Sales Load Imposed on Reinvested Dividends................   none
Deferred Sales Load...............................................   none
Redemption Fee(1).................................................   none
Exchange Fee......................................................   none

ANNUAL FUND OPERATING EXPENSES:(2)
(as a percentage of average net assets)


Management Fees (net of expense limitation).......................   .18%
12b-1 Fees........................................................   none
Other Expenses....................................................   .32%
Total Fund Operating Expenses (net of expense limitation).........   .50%


EXAMPLE:

You would pay the following expenses on a                   1 year   $  5
$1,000 investment, assuming a 5% annual return and         3 years     16
redemption at the end of each time period:                 5 years     28
                                                          10 years     63

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.


(2) Benham Management Corporation (the "Manager") has agreed to limit the Fund's total operating expenses to a specified percentage of the Fund's average daily net assets. The agreement provides that the Manager may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, Fund expenses were less than the expense limit in effect at that time. The current expense limitation for the Fund is .50%. This expense limitation expires on May 31, 1998. If the expense limitation was not in effect, the Fund's Management Fee, Other Expenses and Total Fund Operating Expenses would be as follows, respectively: .31%, .32% and .63%. On July 30, 1997, shareholders of the Fund will consider a new Management Agreement which would change the Fund's Management Fees, Other Expenses and Total Fund Operating Expenses. See "Special Meeting of Shareholders" on page 20 for more information.


     The Fund pays the Manager advisory fees equal to an annualized percentage of the Fund's average daily net assets. Other expenses include administrative and transfer agent fees paid to American Century Services Corporation.

     The purpose of the above table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the shares of the Fund. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


4    Transaction and Operating Expense Table        American Century Investments

                              FINANCIAL HIGHLIGHTS
                               PRIME MONEY MARKET


     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended February 28, except as noted.


                                                                      1997            1996(1)            1995             1994(2)

PER-SHARE DATA

Net Asset Value, Beginning of Period............................      $1.00            $1.00            $1.00              $1.00
                                                                 ----------        ----------       ----------        ----------
Income from Investment Operations

   Net Investment Income........................................       0.05              0.06             0.05              0.01
                                                                 ----------        ----------       ----------        ----------
Distributions

   From Net Investment Income...................................     (0.05)            (0.06)           (0.05)            (0.01)
                                                                 ----------        ----------       ----------        ----------
Net Asset Value, End of Period..................................      $1.00             $1.00            $1.00             $1.00
                                                                 ==========        ==========       ==========        ==========
   TOTAL RETURN(3)..............................................      5.04%             5.60%           4.93%              0.96%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses to Average Net Assets(4).........      0.50%             0.48%            0.04%                 -

   Ratio of Operating Expenses to Average Net Assets
     (Before Expense Waiver)(4).................................      0.63%             0.62%            0.71%          1.49%(5)

   Ratio of Net Investment Income to Average Net Assets.........      4.92%             5.43%            5.28%          3.35%(5)

   Ratio of Net Investment Income to Average Net Assets
     (Before Expense Waiver)....................................      4.79%             5.29%            4.61%          1.86%(5)

   Net Assets, End of Period (in thousands)..................... $1,211,990        $1,270,653       $1,509,863           $75,168

(1)  Year Ended February 29, 1996.

(2)  November 17, 1993 (inception) through February 28, 1994.

(3) Total return assumes reinvestment of dividends. Total return for periods less than one year are not annualized.

(4) The ratios for periods subsequent to February 28, 1995, include expenses paid through expense offset arrangements.

(5)  Annualized.

Prospectus                                           Financial Highlights      5


                         INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

     The Fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the Fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The Fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     For an explanation of the securities ratings referred to in the following discussion, see "Other Information" in the Statement of Additional Information.

INVESTMENT OBJECTIVE


     The Fund's investment objective is to seek the highest level of current income consistent with preservation of capital. The Fund seeks to maintain a $1.00 share price, although there is no guarantee it will be able to do so. Shares of the Fund are neither insured nor guaranteed by the U.S. government. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.


ELIGIBLE INVESTMENTS


     The Fund buys high-quality ("first-tier"), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments, and corporations. Some of the Fund's possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in the section titled "Risk Factors and Investment Techniques," which begins on page 7.


-----------------------------------------------------------------------------
ISSUERS                                   TYPES OF OBLIGATIONS
-----------------------------------------------------------------------------
Domestic and foreign financial            Negotiable certificates
of institutions (e.g., banks, broker-     deposit, bankers' acceptances,
dealers, insurance companies,             bank notes, and commercial
leasing and financing corporations)       paper (including floating-rate
                                          agency securities)
-----------------------------------------------------------------------------
Domestic and foreign                      Commercial paper and short-
nonfinancial corporations                 term corporate debt obligations
                                          (including fixed- and
                                          variable-rate notes and
                                          bonds)
-----------------------------------------------------------------------------
U.S. government and its                   U.S. Treasury bills, notes,
agencies and instrumentalities            bonds, and U.S. government
                                          agency obligations (including
                                          floating-rate agency securities)
-----------------------------------------------------------------------------
Foreign governments                       Commercial paper and
and their agencies and                    discount notes
instrumentalities
-----------------------------------------------------------------------------

PORTFOLIO INVESTMENT QUALITY
AND MATURITY CRITERIA

     The Manager follows regulatory guidelines on quality and maturity for the Fund's investments, which are designed to help maintain a stable $1.00 share price. In particular, the Fund:

(1) Buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less);

(2)  Maintains a dollar-weighted average portfolio maturity of 90 days or less;

(3) Restricts its investments to high-quality obligations determined by the Manager to present minimal credit risks, pursuant to guidelines established by the Board of Trustees.

     To be considered high-quality, an obligation must be one of the following:

6    Information Regarding the Fund                 American Century Investments


(1)  A U.S. government obligation;

(2) Rated (or issued by an issuer rated with respect to a class of short-term debt obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations ("rating agencies") (or one if only one has rated the obligation);

(3) An unrated obligation judged by the Manager, pursuant to guidelines established by the Board of Trustees, to be of comparable quality.

     The Fund intends to buy only obligations which are designated as first-tier securities as defined by the SEC; that is, securities with the highest rating.

     The acquisition of securities that are unrated or rated by only one rating agency must be approved or ratified by the Board of Trustees.

DIVERSIFICATION

     In order to reduce investment risks, the Manager is required by law to diversify the Fund's investment portfolio. As a general rule, the Manager may not invest more than 5% of the Fund's total assets in securities issued by a single institution. In addition, the Fund must also limit its investments in securities subject to puts of a single institution.

     This  policy  does not apply to U.S.  government  securities,  in which the
Fund  may  invest   without   limitation.   See  the   Statement  of  Additional
Information for a more detailed description.

INDUSTRY CONCENTRATION

     Under normal market conditions, 25% or more of the Fund's total assets are invested in obligations of issuers in the financial services industry. This industry concentration reflects that of the markets in which the Fund invests. More than half of the markets' commercial paper is issued by companies or organizations in the financial services industry.

     For temporary defensive purposes, less than 25% of the Fund's total assets may be invested in obligations of issuers in the financial services industry. The Manager will not invest more than 25% of the Fund's total assets in any other industry.

RISK FACTORS AND INVESTMENT TECHNIQUES

     The Fund may be appropriate for investors who seek to (1) earn income at current money market rates while preserving their investments; (2) use the Fund as part of a long-term, balanced investment portfolio consisting of money market instruments, bonds, and stocks; or (3) use the Fund to place investment monies as part of a dollar-cost averaging investment program.

     Because the Fund emphasizes stability, it will not generate as much income as a bond fund. No single fund constitutes a balanced investment plan.

     Corporations and governments address their short-term borrowing and cash-flow management needs in a highly liquid, worldwide financial market called the "money market." The following is a brief description of the types of money market instruments the Fund may buy.

CORPORATE OBLIGATIONS

     Commercial paper is issued by large corporations to raise cash. The maximum maturity for commercial paper is 270 days, although most commercial paper is issued with maturities of 60 days or less. Commercial paper is offered at a discount with its full face value paid at maturity.

     Although commercial paper rates generally fluctuate with the value of the London Interbank Offered Rate (LIBOR), Treasury bills, bankers' acceptances, and certificates of deposit, they are also influenced by (1) the issuer's size and credit rating and (2) the commercial paper maturity date.

     Smaller or lower-rated corporations may tap the commercial paper market through asset-backed commercial paper programs. In a typical program, a special purpose corporation (a "SPC"), created and/or serviced by a bank, uses the proceeds from an issuance of commercial paper to purchase receivables from one or more corporations (sellers). The sellers transfer their interest in the cash flow from the receivables to the SPC, and this cash is used to pay interest and repay principal on the commercial paper. Letters of credit may be available to cover the risk that the cash flow from the receivables will not be sufficient to cover the maturing commercial paper.

Prospectus                                 Information Regarding the Fund      7


     The Fund may purchase corporate notes and bonds with remaining maturities of 13 months or less in the secondary market provided that each of these securities has characteristics consistent with regulatory requirements for money market funds.

BANK OBLIGATIONS

     Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The table below identifies the types of CDs the Fund may buy.

-----------------------------------------------------------------------------
CD TYPE                                   ISSUER
-----------------------------------------------------------------------------
Domestic                                  Domestic offices of U.S.
                                          banks
-----------------------------------------------------------------------------
Yankee                                    U.S. branches of foreign
                                          banks
-----------------------------------------------------------------------------
Eurodollar                                Issued in London by U.S.,
                                          Canadian, European, and
                                          Japanese banks
-----------------------------------------------------------------------------
Schedule B                                Canadian subsidiaries of
                                          non-Canadian banks
-----------------------------------------------------------------------------

     Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

     Bank notes are senior unsecured promissory notes issued in the U.S. by domestic commercial banks.

     The bank obligations the Fund may buy generally are not insured by the FDIC or any other insurer.

GOVERNMENT OBLIGATIONS

     U.S. Treasury securities differ from one another in their interest rates, maturities, and issuance and interest payment schedules. Treasury bills have initial maturities of one year or less; Treasury notes, two to ten years; and Treasury bonds, more than ten years.

     A number of U.S. government agencies and government-sponsored organizations issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit for home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit System, the Student Loan Marketing Association, and the Resolution Funding Corporation.

     Some obligations issued or guaranteed by U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the U.S. government's discretionary authority to purchase certain obligations of the agency or instrumentality, and others are supported only by the credit of the issuing agency or instrumentality.

     Supranational organizations (generally, multilateral lending institutions, or "MLI"s) are created by governments to promote economic reconstruction and development. An MLI's creditworthiness is based not only on its own financial performance, but on the willingness and ability of member governments to support its lending activities.

     While maintaining strict financial controls to ensure liquidity and strong creditworthiness, MLIs finance their operations in the same manner as any other financial institution, with a combination of short- and long-term debt obligations. Short-term debt is usually issued in the form of short-term discount notes and commercial paper.

VARIABLE AND FLOATING-RATE INSTRUMENTS

     Variable-  and  floating-rate   instruments  are  issued  by  corporations,
financial institutions, and government agencies and instrumentalities.

     Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or is a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate, or LIBOR.

     Although the Fund typically limits its investments to securities with remaining maturities of 13 months or less, it may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 13 months, provided that such instruments (1) have demand features consistent with regulatory requirements for money market funds, or (2)

8    Information Regarding the Fund                 American Century Investments


are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.


RULE 144A SECURITIES


     The Funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the Fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional buyers rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.


     With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that while the Board retains ultimate responsibility, it may delegate this function to the Manager. Accordingly, the Board of Trustees has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the Manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the Fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the Fund's Manager will consider appropriate remedies to minimize the effect on its liquidity. The Fund may not invest more than 10% of its net assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of Fund shares).


U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES

     The Fund invests exclusively in U.S. dollar-denominated instruments, some of which may be issued by foreign entities as described in the table on page 6. Consequently, the Fund may be subject to risks different than those incurred by a fund that invests only in debt obligations of domestic issuers.

     Currently, the only securities held outside the United States in which the Fund expects to invest are EuroCDs, which are held in England. As a result, the Fund's exposure to these foreign investment risks is expected to be lower than funds which invest more broadly in securities held outside the United States. Regulatory limits specified in the section titled "Portfolio Investment Quality and Maturity Criteria" on page 6 apply equally to securities of foreign and domestic issuers.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information regarding the investment practices of the Fund, see the Fund's Statement of Additional Information.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimum credit risk. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. At the direction of the Board of Trustees, the Manager has established procedures to minimize potential losses due to credit risk. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.


WHEN-ISSUED AND FORWARD COMMITMENT
AGREEMENTS

     The Fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the Manager, such purchases will further the investment objective of the Fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occurs 1 to 7 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the Fund. A separate account for the Fund consisting of


Prospectus                                 Information Regarding the Fund      9



cash or appropriate liquid securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the Fund prior to delivery.


BORROWING

     The Fund may borrow money only for temporary or emergency purposes. Borrowings are not expected to exceed 5% of the Fund's total assets.

OTHER TECHNIQUES

     The Manager may buy other types of securities or employ other portfolio management techniques on behalf of the Fund including reverse repurchase agreements. When SEC guidelines require it to do so, the Fund will set aside cash or appropriate liquid assets in a segregated account to cover the Fund's obligations.

PERFORMANCE ADVERTISING

     From time to time, the Fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


     A quotation of yield reflects the Fund's income over a stated period expressed as a percentage of its share price. Yield is calculated by measuring the income generated by an investment in the Fund over a seven-day period (net of Fund expenses). This income is then annualized, that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. Because yield accounting methods differ from the methods used for other accounting purposes, a Fund's yield may not equal the income paid on its shares or the income reported in the Fund's financial statements.

     The Fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or IBC's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the IBC's Money Fund Average and Bank Rate Monitor National Index of 21/2-year CD rates. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


     All performance information advertised by the Fund is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.

10   Information Regarding the Fund                 American Century Investments


                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The Fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 16.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum investment is $2,500 ($1,000 for IRA accounts).

     The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     PLEASE NOTE: IF YOU REGISTER YOUR ACCOUNT AS BELONGING TO MULTIPLE OWNERS (E.G., AS JOINT TENANTS), YOU MUST PROVIDE US WITH SPECIFIC AUTHORIZATION ON YOUR APPLICATION IN ORDER FOR US TO ACCEPT WRITTEN OR TELEPHONE INSTRUCTIONS FROM A SINGLE OWNER. OTHERWISE, ALL OWNERS WILL HAVE TO AGREE TO ANY TRANSACTIONS THAT INVOLVE THE ACCOUNT (WHETHER THE TRANSACTION REQUEST IS IN WRITING OR OVER THE TELEPHONE).

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

o    BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

o    REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see "Bank to Bank Information" below.

o    ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

o    BANK TO BANK INFORMATION
     (BBI OR FREE FORM TEXT):

     o   Taxpayer identification or Social Security number

     o If more than one account, account numbers and amount to be invested in each account.

Prospectus                How to Invest with American Century Investments     11



     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.


BY EXCHANGE

     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON


     If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:


     4500 Main Street
     Kansas City, Missouri 64111


     4917 Town Center Drive
     Leawood, Kansas 66211


     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS


     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan" on this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.


BY MAIL


     When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)


BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 11 and indicate your account number.

IN PERSON


     You may make subsequent investments in person at one of our Investor Centers. The locations of our four Investor Centers are listed on this page.


AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER


     As long as you meet any minimum investment requirements, you may exchange your Fund shares to our other funds. An exchange request will be processed as of the same day it is received if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 17.


     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds

12 How to Invest with American Century Investments  American Century Investments


in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE


     You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 14) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.


BY ONLINE ACCESS

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL


     Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee" on page 14.


BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

     You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS


     You may elect to make redemptions automatically by authorizing us to send funds directly to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.


REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

Prospectus                How to Invest with American Century Investments     13


REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity to bring the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:

     o   redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You may obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:

AUTOMATED INFORMATION LINE

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS


     You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your funds' daily share prices, receive updates on major market indices and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.


CHECKWRITING

     We offer CheckWriting as a service option for your account. CheckWriting allows you to redeem shares in your account by writing a draft ("check") against your account balance. (Shares held in certificate form may not be redeemed by check.) There is no limit on the number of checks you can write, but each one must be for at least $100.

     When you write a check, you will continue to receive dividends on all shares until your check is presented for payment to our clearing bank. If you redeem all shares in your account by check, any accrued distributions on the redeemed shares will be paid to you in cash on the next monthly distribution date.


     If you want to add CheckWriting to an existing account that offers CheckWriting, contact us by telephone or mail for an appropriate form. For a new account, you may elect CheckWriting on your purchase application by choosing the "Full Services" option. CheckWriting is not available for any account held in an IRA or 403(b) plan.


     CheckWriting redemptions may only be made on checks provided by us. Currently, there is no charge for checks or for the CheckWriting service.

14 How to Invest with American Century Investments  American Century Investments


     We will return checks drawn on insufficient funds or on funds from investments made by means other than by wire within the previous 15 days. Neither the company nor our clearing bank will be liable for any loss or expenses associated with returned checks. Your account may be assessed a $15 service charge for checks drawn on insufficient funds.

     A stop payment may be ordered on a check written against your account. We will use reasonable efforts to stop a payment, but we cannot guarantee that we will be able to do so. If we are successful in fulfilling a stop-payment order, your account may be assessed a $15 fee.

TAX-QUALIFIED RETIREMENT PLANS

     The Fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o   Individual Retirement Accounts (IRAs);

     o 403(b) plans for employees of public school systems and non-profit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the Manager, they are of a size that would disrupt the management of the Fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.


(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.


(9)  If  you  fail  to  provide   us  with  the   correct   certified   taxpayer
     identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for

Prospectus                How to Invest with American Century Investments     15


     failure  to  report  your  correct   taxpayer   identification   number  on
     information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.


     With the exception of most automatic transactions and transactions by CheckWriting, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. Transactions initiated by CheckWriting will be confirmed on a monthly basis. See the Investor Services Guide for more detail.


     CAREFULLY REVIEW ALL THE INFORMATION RELATING TO TRANSACTIONS ON YOUR STATEMENTS AND CONFIRMATIONS TO ENSURE THAT YOUR INSTRUCTIONS WERE ACTED ON PROPERLY. PLEASE NOTIFY US IMMEDIATELY IN WRITING IF THERE IS AN ERROR. IF YOU FAIL TO PROVIDE NOTIFICATION OF AN ERROR WITH REASONABLE PROMPTNESS, I.E., WITHIN 30 DAYS OF NON-AUTOMATIC TRANSACTIONS OR WITHIN 30 DAYS OF THE DATE OF YOUR CONSOLIDATED QUARTERLY STATEMENT, IN THE CASE OF AUTOMATIC TRANSACTIONS, WE WILL DEEM YOU TO HAVE RATIFIED THE TRANSACTION.

     No later than January 31st of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

     If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the Fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing Fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.

16 How to Invest with American Century Investments  American Century Investments


                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment or redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the time as of which the net asset value of the Fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the Fund is determined.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

     Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the Fund is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.


     If you invest in Fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the Fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the Fund's procedures or any contractual arrangement with the Fund or the Fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:


     Portfolio securities of the Fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.


     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

     Pursuant to a determination by the Fund's Board of Trustees and Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), portfolio securities of the Fund are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Prospectus                         Additional Information You Should Know     17


WHERE TO FIND YIELD INFORMATION


     The yield of the Fund is published weekly in leading financial publications and daily in many local newspapers. Yield information may also be obtained by calling us or by accessing our Web site at www.americancentury.com.


DISTRIBUTIONS


     At the close of each day, including Saturdays, Sundays and holidays, dividends are declared and credited (i.e., available for redemption) daily and distributed monthly on the last Friday of each month.


     You will begin to participate in the distributions the day AFTER your purchase is effective. See "When Share Price is Determined" on page 17. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.


     The Fund does not expect to realize any long-term capital gains and, accordingly, does not expect to make any capital gains distributions.


     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

TAXES


     The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.


TAX-DEFERRED ACCOUNTS

     If Fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the Fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS


     If Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the Fund do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased.


     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribution are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to Fund shareholders when the Fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.


     If you have not complied with certain provisions of the Internal Revenue Code, we are required by federal


18   Additional Information You Should Know         American Century Investments



law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.


MANAGEMENT

INVESTMENT MANAGEMENT


     American Century-Benham Prime Money Market Fund (formerly known as Benham Prime Money Market Fund) is a diversified, open-end series of American Century Investment Trust (the "Trust") that was organized as a Massachusetts business trust on June 16, 1993 (formerly known as Benham Investment Trust). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust.

     Acting pursuant to an investment advisory agreement entered into with the Trust, Benham Management Corporation (the "Manager") serves as the investment advisor of the Fund. Its principal place of business is 1665 Charleston Road, Mountain View, California 94043. The Manager has been providing investment advisory services to investment companies and other clients since 1971.

     In June 1995, American Century Companies, Inc. ("ACC") acquired Benham Management International, Inc., the then-parent company of the Manager. ACC is the parent company of American Century Investment Management, Inc. ("ACIM"), which provides investment management services to many of the funds in the American Century family of funds. In the acquisition, the Manager became a wholly-owned subsidiary of ACC. Certain employees of the Manager provide investment management services to funds managed by ACIM, while certain ACIM employees provide investment management services to funds advised by the Manager.

     The Manager supervises and manages the investment portfolio of the Fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund's portfolio as it deems appropriate in pursuit of the Fund's investment objective. Individual portfolio manager members of the team may also adjust portfolio holdings of the Fund as necessary between team meetings.

     The portfolio manager members of the team managing the Fund and their work experience for the last five years are as follows:

     AMY O'DONNELL, Portfolio Manager, has been primarily responsible for the day-to-day management of the Fund since its inception in November of 1993. Ms. O'Donnell joined American Century in 1987 as a Research Analyst, and was promoted to her present position in 1992.


     ROBERT V. GAHAGAN, Vice President and Portfolio Manager, is a member of the team that manages the Fund. Mr. Gahagan has a B.A. and M.B.A. from the University of Missouri in Kansas City and has over 12 years of investment experience. He joined American Century in 1983 and manages several other American Century funds.


     The activities of the Manager are subject only to direction of the Board of Trustees. For the services provided to the Fund, the Manager receives an annual fee which cannot exceed 0.50% of average daily net assets. The Manager's fee drops to a marginal rate of 0.19% of average daily net assets as the Trust's assets increase. Currently, however, the Fund is the sole series of the Trust. As a result, the fee rate is effectively applied to the Fund's average daily net assets.


CODE OF ETHICS


     The Fund and the Manager have adopted a Code of Ethics that restricts personal investing practices by employees of the Manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other invest-


Prospectus                         Additional Information You Should Know     19


ment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the Fund shareholders come before the interests of the people who manage the Fund.

TRANSFER AND ADMINISTRATIVE SERVICES


     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, (the "transfer agent") acts as transfer agent and dividend-paying agent for the Fund. It provides facilities, equipment and personnel to the Fund and is paid for such services by the Fund. For administrative services, the Fund pays the transfer agent a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds advised by the Manager. The administrative fee rate ranges from 0.11% to 0.08% of average daily net assets, dropping as assets advised by the Manager increase. For transfer agent services, the Fund pays the transfer agent a monthly fee for each shareholder account maintained and for each shareholder transaction executed during that month.


     The Fund charges no sales commissions, or "loads," of any kind. However, investors who do not choose to purchase or sell Fund shares directly from the transfer agent may purchase or sell Fund shares through registered broker-dealers and other qualified service providers, who may charge investors fees for their services. These broker-dealers and service providers generally provide shareholder, administrative and/or accounting services which would otherwise be provided by the transfer agent. To accommodate these investors, the Manager and its affiliates have entered into agreements with some broker-dealers and service providers to provide these services. Fees for such services are borne normally by the Fund at the rates normally paid to the transfer agent, which would otherwise provide the services. Any distribution expenses associated with these arrangements are borne by the Manager.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the Manager or its affiliates.

     The Manager and the transfer agent are both wholly owned by ACC. James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.


SPECIAL MEETING OF SHAREHOLDERS

     The Board of Trustees has requested that the following matters be submitted to shareholders of Prime Money Market for approval at a Special Meeting of Shareholders to be held on July 30, 1997, to consider the following proposals:

1. To ratify the selection of Coopers & Lybrand LLP as the independent auditors for the Fund for its current fiscal year;

2. To vote on the approval of a Management Agreement with American Century Investment Management, Inc.;

3.   To  approve  the  adoption  of  standardized   investment   limitations  by
     amending  or  eliminating   certain  of  the  Fund's  current   fundamental
     investment limitations; and

7. To transact such other business which may come before the meeting, although we are not aware of any other items to be considered.

     Proposals 4, 5 and 6 do not apply to the Fund offered by this Prospectus. The record date for the meeting is May 16, 1997. If you owned shares of the Fund as of the close of business on that date, you will be entitled to vote at the meeting. Proxy materials containing more information about these proposals were first sent to shareholders on June 2, 1997. If approved by shareholders, the Management Agreement in Proposal 2 and the amendments to the Fund's fundamental investment limitations would become effective on August 1, 1997.

FURTHER INFORMATION ABOUT PROPOSAL 2

     The  proposed   Management   Agreement  with  American  Century  Investment
Management, Inc. ("ACIM") is substantially different from the Fund's

20   Additional Information You Should Know         American Century Investments


current Advisory Agreement with Benham Management Corporation ("BMC"). The most important change is a difference in the way management fees are calculated under the proposed agreement. Rather than paying separate investment advisory fees, transfer agency fees, and operating costs, it is proposed that the Fund pays one "unified" fee which would cover not just the investment advisory fee, but nearly all expenses of the Fund. The expenses covered under the unified fee would include fees for administrative services, transfer agency services, custodian fees, printing and mailing costs for shareholder materials and shareholder meeting expenses, all of which are charged to the Fund under the current arrangements with BMC. While the fees paid under the proposed Management Agreement are not directly comparable to those of the Fund's current agreements with its service providers, the effect of the proposed Management Agreement would have been a net decrease in total expenses paid by all of the American Century funds as a group if the proposed Management Agreement had been in effect during 12 months ended December 31, 1996. However, if the proposed Management Agreement had been in effect during such period, the total expense ratios of some funds may have been higher. In no case is the proposed management fee of any fund higher than the maximum total expense ratio payable under the current Advisory Agreement.

     If the proposed Management Agreement is approved, the investment management of the Fund will not change in any way. Certain employees of ACIM currently provide investment management services to the Fund through an arrangement with BMC by which certain employees of BMC also provide investment services to funds managed by ACIM. If the proposed Management Agreement is approved, ACIM intends to consolidate the investment management capabilities of the two advisors in ACIM. The same investment teams that currently manage the Fund will continue under the proposed Management Agreement with ACIM.

     The following table depicts the effect of the proposed Management Agreement on the Fund for the 12 month period ended December 31, 1996:

After Expense Reimbursements
-----------------------------------------------------------------------------
      Management Fee            Other Expenses            Total Expenses*
    Current   Proposed        Current   Proposed         Current   Proposed
-----------------------------------------------------------------------------
     0.18%      0.49%          0.32%      0.01%           0.50%      0.50%
-----------------------------------------------------------------------------

* Absent the effect of voluntary fee waivers and contractual expense limitations, the management fee, other expenses and total expenses of Prime Money Market under the current arrangements would have been, respectively; 0.31%, 0.31% and 0.62%. Under the proposed Management Agreement they would have been 0.59%, 0.01% and 0.60%.

FURTHER INFORMATION ABOUT PROPOSAL 3

     Currently the Fund has fundamental investment restrictions which vary from the funds within the American Century family of mutual funds. The Fund also has investment restrictions which reflect legal and other requirements which are no longer applicable to the Fund. In the interests of efficiency in Fund management and compliance, we have analyzed the fundamental investment limitations and policies in an effort to formulate a standard set of policies for all American Century funds which reflect current industry practice and will allow the Fund to respond to changes in regulatory and industry practice without the expense and delay of a shareholder vote. It should be noted that the adoption of the proposed changes is not expected to substantially affect the way the Fund is managed.


DISTRIBUTION OF FUND SHARES


     The Fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Fund shares. The Fund does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.


EXPENSES

     The Fund pays certain operating expenses directly, including, but not limited to: custodian, audit, and legal fees; fees of the independent Trustees; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering the Fund's shares for sale under

Prospectus                         Additional Information You Should Know     21


federal and state securities laws. See the Statement of Additional Information for a more detailed discussion of independent Trustee compensation.

FURTHER INFORMATION ABOUT AMERICAN CENTURY


     The Trust is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.

     The principal office of the Trust is American Century Tower, 4500 Main Street, P. O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).


     The Fund is the sole series of the Trust which issues shares with no par value. Additional series of the Trust may be created in the future. In the event that such other series are created, the assets belonging to each series of shares will be held separately by the custodian and in effect each series will be a separate fund.


     Each share is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters which must be voted on separately by the series of shares affected. Matters affecting only one Fund are voted upon only by that Fund.


     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.


     Unless required by the 1940 Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of members of the Board of Trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF THE POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


     THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF THE FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. THE FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.

22   Additional Information You Should Know         American Century Investments


                                     NOTES

                                                                    Notes     23


                                     NOTES

24                                                                         Notes


                                     NOTES

                                                                    Notes     25


P.O. Box 419200
Kansas City, Missouri
64141-6200


Investor Services:
1-800-345-2021 or 816-531-5575


Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-444-3485

Fax: 816-340-7962

Internet: www.americancentury.com



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                     STATEMENT OF ADDITIONAL INFORMATION
                                JULY 1, 1997


                            [american century logo]
                                    American
                                  Century(sm)

                                   BENHAM
                                   GROUP(R)

                             Prime Money Market

[front cover]




                     STATEMENT OF ADDITIONAL INFORMATION
                                JULY 1, 1997


                      AMERICAN CENTURY INVESTMENT TRUST


     This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus, dated July 1, 1997. The Fund's annual report for the fiscal year ended February 28, 1997, is incorporated herein by reference. Please retain this document for future reference. To obtain the Prospectus, call American Century Investments toll-free at 1-800-345-2021 (international calls:
816-531-5575), or write P.O. Box 419200, Kansas City, Missouri 64141-6200.


                              TABLE OF CONTENTS


Investment Policies and Techniques....................................2
Investment Restrictions...............................................6
Portfolio Transactions................................................8
Valuation of Portfolio Securities.....................................8
Performance...........................................................9
Taxes................................................................10
About the Trust......................................................11
Trustees and Officers................................................11
Investment Management................................................13
Transfer and Administrative Services.................................14
Distribution of Fund Shares..........................................14
Direct Fund Expenses.................................................14
Expense Limitation Agreement.........................................14
Additional Purchase and Redemption Information.......................15
Other Information....................................................15



Statement of Additional Information                                          1


INVESTMENT POLICIES AND TECHNIQUES

     The following paragraphs provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the board of trustees.

PORTFOLIO DIVERSIFICATION

     In order to reduce investment risks, Benham Management Corporation (the "Manager"), is required by law to broadly diversify the Fund's investment portfolio. As a general rule, the Manager may not invest more than 5% of the Fund's total assets in securities issued by, or subject to puts of, a single institution. However, there are three exceptions to this policy, as follows:

(1)  The Fund may invest without limitation in U.S. government securities.

(2) The Fund may invest more than 5% of its total assets in the first-tier securities of a single issuer for up to three business days, provided that it does so with respect to just one issuer at a time.


(3) This diversification policy does not apply to unconditional puts if no more than 10% of the Fund's total assets are invested in securities issued or guaranteed by the issuer of the unconditional put. (An unconditional put is a put or demand feature that can be readily exercised by the Fund in the event of a default on the underlying obligation on no more than 30 days' notice.)


COMMERCIAL PAPER

     Commercial paper ("CP") is issued by utility, financial, and industrial companies and supranational organizations. Nationally recognized statistical rating organizations ("rating agencies") assign ratings to CP issuers indicating the agencies' assessment of credit risk. Investment grade CP ratings assigned by four rating agencies are provided in the following table.

                        Moody's       Standard                         Fitch
                       Investors      & Poor's         Duff &        Investors
                     Service, Inc.   Corporation    Phelps, Inc.   Service, Inc.
--------------------------------------------------------------------------------
Highest Ratings         Prime-1       A-1/A-1+        D-1/D-1+       F-1/F-1+
                        Prime-2          A-2             D-2            F-2
                        Prime-3          A-3             D-3            F-3
--------------------------------------------------------------------------------

     If an obligation has been assigned different ratings by multiple rating agencies, at least two rating agencies must have assigned their highest rating as indicated above in order for the Manager to determine that the obligation is eligible for purchase by the Fund or, if unrated, the obligation must be determined to be of comparable quality by the Manager.

     Some examples of CP and CP issuers are provided in the following paragraphs.

     Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts, and bank holding companies. Foreign CP is issued by non-U.S. industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (a "LOC") or irrevocable revolving credit commitment (an "IRC"). Insurance support is provided in the form of a surety bond.

     Bank Holding Company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan & Company Incorporated, and First Union National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.

     Thrift CP is issued by major federal or state-chartered savings and loan associations and savings banks.

     Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as commercial paper, a certificate of deposit, or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation. Paper issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental guarantee. Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.

REPURCHASE AGREEMENTS

     In a repurchase agreement (a "repo"), the Fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount


2                                                American Century Investments


that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

     The Manager attempts to minimize the risks associated with repurchase agreements by adhering to the following criteria:

(1) Limiting the securities acquired and held by the Fund under repurchase agreements to U.S. government securities;


(2) Entering into repurchase agreements only with primary dealers in U.S. government securities (including bank affiliates) that are deemed to be creditworthy under guidelines established by a nationally recognized statistical rating organization (a "rating agency") and approved by the Board of Trustees;


(3) Monitoring the creditworthiness of all firms involved in repurchase agreement transactions;

(4) Requiring the seller to establish and maintain collateral equal to 102% of the agreed upon resale price, provided, however, that the board of trustees may determine that a broker-dealer's credit standing is sufficient to allow collateral to fall to as low as 101% of the agreed upon resale price before the broker-dealer deposits additional securities with the Fund's custodian;

(5) Investing no more than 10% of the Fund's net assets in repurchase agreements that mature in more than seven days; and


(6) Taking delivery of securities subject to repurchase agreements and holding them in a segregated account at the Fund's custodian bank.

     The Fund has received permission from the Securities and Exchange Commission (SEC) to participate in joint repurchase agreements collateralized by U.S. government securities with other mutual funds advised by the Manager or its affiliates. Joint repos are expected to increase the income the Fund can earn from repo transactions without increasing the risks associated with these transactions.


     Under the Investment Company Act of 1940 (the "1940 Act"), repurchase agreements are considered to be loans.

REVERSE REPURCHASE AGREEMENTS

     In a reverse repurchase agreement, the Fund transfers possession of (or sells) securities to another party, such as a bank or broker-dealer, for cash and agrees to later repay cash plus interest for the return (or repurchase) of the same securities. To collateralize the transaction, the value of the securities transferred is slightly greater than the amount of cash the Fund receives in exchange for the securities.

     If the purchaser reneged on the agreement and failed to return the securities, the Fund might suffer a loss. The Fund's loss could be even greater if the market value of the securities transferred increased in the meantime. To protect against these risks, the Fund will enter into reverse repurchase agreements  only  with  parties  whose  creditworthiness  is  determined  to  be satisfactory by the Manager. While a reverse repurchase agreement is outstanding, the Fund will maintain sufficient liquid assets in a segregated custodial account to cover its obligation under the agreement.

TAXABLE MUNICIPAL OBLIGATIONS

     Taxable municipal obligations are state and local obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state. The Fund may purchase taxable municipal obligations although it does not currently intend to do so.

TIME DEPOSITS

     Time deposits are non-negotiable bank deposits maintained for up to seven days at a stated interest rate. These instruments may be withdrawn on demand, although early withdrawals may be subject to penalties.


WHEN-ISSUED SECURITIES, FORWARD COMMITMENT
AGREEMENTS AND ROLL TRANSACTIONS


     The Fund may engage in securities transactions on a when-issued or forward commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 1 to 7 days later).


Statement of Additional Information                                          3




     When purchasing securities on a when-issued or forward commitment basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Although the Fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

     In purchasing securities on a when-issued or forward commitment basis, the Fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents, or other high-quality liquid debt securities in an amount sufficient to meet the purchase price. When the time comes to pay for when-issued securities, the Fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate capital gains or losses.

     The Fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, the Fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as "dollar-rolls", "cash and carry" or financing transactions. For example, a broker-dealer may seek to purchase a particular security that the Fund owns. The Fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the Fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.


     There is a risk that the party with whom the Fund enters into a forward commitment agreement will not uphold its commitment, which could cause the Fund to miss a favorable price or yield opportunity or to suffer a loss. To minimize this risk, the Manager limits when-issued and forward commitment transactions (including roll transactions) to 30% of the Fund's net assets. In addition, no more than 10% of the Fund's net assets may be committed to transactions in which the settlement date occurs more than 30 days after the trade date. The Fund will establish a segregated account as described above to meet all payment obligations arising as a result of these types of transactions.

INTEREST RATE RESETS ON VARIABLE- AND
FLOATING-RATE INSTRUMENTS

     The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or is a percentage of) an objective standard. There are two types of indexes that provide the basis for interest rate adjustments--those based on market rates and those based on a calculated measure such as a cost-of-funds index. Commonly used indexes include the three-month Treasury bill rate, the Federal Funds effective rate (the "Fed Funds rate"), or the one-month or three-month London Interbank Offered Rate (LIBOR), each of which is highly correlated with changes in market interest rates.

     Three-month Treasury bill rates are calculated by the Federal Reserve Bank of New York based on weekly auction averages.

     LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

     The Fed Funds rate is the overnight rate at which banks lend funds to each other, usually as unsecured loans from regional banks to money center banks. The Fed Funds rate is the average dollar-weighted rate of overnight funds. It is reported with a one-day lag (Monday's rate is reported Tuesday morning) and may be found in reports issued by various financial information services.

     The Manager may invest in instruments whose interest rate adjustments are based on new indexes as these indexes become available.

     Variable-rate   demand  instruments  include  master  demand  notes.  These obligations permit the Fund to invest amounts that may change daily without penalty under direct arrangements between the Fund and the issuer.

     The issuer normally has a corresponding right, after a given period and on a specified number of days


4                                                American Century Investments


notice, to prepay the outstanding principal amount of the obligation plus accrued interest. Although there is no secondary market for master demand notes, these instruments are repayable by the borrower at par plus accrued interest on seven days' notice.

     Variable- and floating-rate demand instruments frequently are not rated. The Fund may invest in these unrated instruments if the Manager determines, at the time of investment, that they are of a quality comparable to other obligations the Fund buys.

LOAN PARTICIPATIONS

     Although the Fund does not currently intend to do so, it may buy loan participations, which represent interests in the cash flow generated by commercial loans. Each loan participation requires three parties: a participant (or investor), a lending bank, and a borrower. The investor purchases a share in a loan originated by a lending bank, and this participation entitles the investor to a percentage of the principal and interest payments made by the borrower.

     Loan participations are attractive because they typically offer higher yields than other money market instruments. However, along with these higher yields come certain risks, not least of which is the risk that the borrower will be unable to repay the loan. Generally, since the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower. Secondly, the investor is not a direct creditor of the borrower. The participation represents an interest in assets owned by the lending bank. If the lending bank becomes insolvent, the investor could be considered an unsecured creditor of the bank instead of the holder of a participating interest in a loan. Because of these risks, the Manager must carefully consider the creditworthiness of both the borrower and the lender.

     Another concern is liquidity. Because there is no established secondary market for loan participations, the Fund's ability to sell them for cash is limited. Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found. To alleviate these liquidity concerns, the Fund generally limits its investments in loan participations to those with terms of 7 days or less, although it may invest in loan participations with terms of up to 30 days.

SECURITIES LENDING

     The Fund may lend its portfolio securities to banks and broker-dealers to earn additional income. If a borrower defaulted on a securities loan, the Fund could experience delays in recovering loaned securities; or if the value of the loaned securities increased over the value of the collateral, the Fund could suffer a loss. To minimize the risk of default on securities loans, the Manager adheres to the following guidelines prescribed by the Board of Trustees:

(1) TYPE AND AMOUNT OF COLLATERAL. At the time a loan is made, the Fund must receive, from or on behalf of a borrower, collateral consisting of any combination of cash and full faith and credit U.S. government securities equal to not less than 102% of the market value of the securities loaned. Cash collateral received by the Fund in connection with loans of portfolio securities may be commingled by the Fund's custodian with other cash and marketable securities, provided that the loan agreement expressly allows such commingling.

(2) Additions to Collateral. Collateral must be marked to market daily, and the borrower must agree to add collateral to the extent necessary to maintain the 102% level specified in guideline (1) above. The borrower must deposit additional collateral no later than the business day following the business day on which a collateral deficiency occurs or collateral appears to be inadequate.

(3) TERMINATION OF LOAN. The Fund must have the option to terminate any loan of a portfolio security at any time and recover its securities (from the borrower) within the normal settlement period for the types of securities loaned following the receipt of the termination notice.

(4) REASONABLE RETURN ON LOAN. The borrower must agree that the Fund (i) will receive all dividends, interest, or other distributions on loaned securities and (ii) will be paid a reasonable return on such loans either in the form of a loan fee or premium, or from the retention by the Fund of part or all of the earnings and profits realized from investment of cash collateral in full faith and credit U.S. government securities.


Statement of Additional Information                                          5


(5) LIMITATIONS ON PERCENTAGE OF FUND ASSETS ON LOAN. The Fund's loans may not exceed 33 1/3% of its total assets.

(6) CREDIT ANALYSIS. As part of the regular monitoring procedures set forth by the board of trustees that the Manager follows to evaluate banks and broker-dealers in connection with, for example, repurchase agreements and municipal securities credit issues, the Manager will analyze and monitor the creditworthiness of all borrowers with whom portfolio lending arrangements are proposed or made.

ILLIQUID SECURITIES

     Illiquid securities are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Pursuant to guidelines established by the board of trustees, the Manager determines the liquidity of the Fund's investments, and through reports from the Manager, the Board of Trustees monitors trading activity in illiquid securities.

     In determining the liquidity of the Fund's investments, the Manager may consider various factors including (i) the frequency of trades and quotations,
(ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the marketplace for trades.

     In the absence of market quotations, illiquid securities are valued for purposes of monitoring amortized cost valuation at fair market value as determined in good faith by a committee appointed by the board of trustees. If through a change in values, net assets, or other circumstances, more than 10% of the Fund's net assets were invested in illiquid securities, the Manager would take appropriate steps to protect the Fund's liquidity.

RESTRICTED SECURITIES

     Restricted securities generally can be sold (i) in privately negotiated transactions, (ii) pursuant to an exemption from registration under the Securities Act of 1933, or (iii) in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     Rule 144A under the Securities Act permits a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Investing in Rule 144A securities could increase the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

     The Fund may also invest in CP issued in reliance on the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933 (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other instit-utional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Manager may consider Section 4(2) paper that meets certain conditions to be liquid, pursuant to procedures approved by the board of trustees. Section 4(2) paper that is not determined to be liquid pursuant to these procedures will be included within the 10% limitation on illiquid securities. The Manager monitors the liquidity of the Fund's investments in Section 4(2) paper on a continuing basis.

INVESTMENT RESTRICTIONS

     The Fund's investment restrictions set forth below are fundamental and may not be changed without approval of a majority of the votes of shareholders of the Fund as determined in accordance with the 1940 Act.

     THE FUND MAY NOT:

(1) Purchase, with respect to 75% of its total assets, the securities of any issuer (other than securities issued or guaranteed by the U.S. government or


6                                                 American Century Investments


     any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) Issue senior securities except as permitted under the 1940 Act and except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued or delayed-delivery basis might be deemed senior securities.

(3) Borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements and forward commitment transactions for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

(4)  Underwrite  securities issued by others, except to the extent that the Fund
     may  be  considered  an  underwriter  in  the   disposition  of  restricted
     securities within the meaning of the Securities Act of 1933.

(5) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in the financial services industry.

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

(8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     The Fund is also subject to the following restrictions that are not fundamental and may therefore be changed by the board of trustees without shareholder approval.

     THE FUND MAY NOT:

(a) Purchase a security (other than a security issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer, provided that the Fund may invest up to 25% of its total assets in the first-tier securities of a single issuer for up to three business days.

(b) Sell securities short unless it owns or has the right to obtain at no added cost securities equivalent in kind and amount to the securities sold short and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(c) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts will not constitute purchasing securities on margin.

(d) Purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(e) Purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repur-chase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(f) Invest in securities of real estate investment trusts that are not readily marketable or invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange (the "Exchange") or the American


Statement of Additional Information                                          7


     Stock Exchange or traded on the NASDAQ National Market System.

(g) Purchase securities of other investment companies except in the open market where no commission except the ordinary broker's commission is paid, or purchase or retain securities issued by other open-end investment companies except as permitted pursuant to exemptive orders issued by the SEC. These limitations do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

(h) Purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be
     invested  in  the  securities  of  business   enterprises  that,  including
     predecessors, have a record of less than three years of continuous operation.

(i)  Purchase warrants.

(j) Invest in oil, gas, or other mineral exploration or development programs or leases.

(k) Purchase the securities of any issuer if those officers and trustees of the Trust and those officers and directors of the Manager who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

(l)  Purchase the voting securities of any issuer.

(m) Purchase or sell futures contracts or put or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities and does not apply to securities that incorporate features similar to options or futures contracts.

(n)  Lend assets other than securities to other parties.

PORTFOLIO TRANSACTIONS

     The Fund's assets are invested by the Manager in a manner consistent with the Fund's investment objective, policies, and restrictions and with any instructions the board of trustees may issue from time to time. Within this framework, the Manager is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund. In placing orders for the purchase and sale of portfolio securities, the Manager will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the board of trustees may issue from time to time. The Manager will select broker-dealers to execute portfolio transactions on behalf of the Fund solely on the basis of best price and execution.

     Securities in which the Fund invests generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. The Manager transacts in round lots ($1 million to $10 million or more) on behalf of the Fund whenever possible. Because commissions are not charged for money market transactions, the Fund's transaction costs consist solely of custodian charges and dealer mark-ups. The Fund may hold its portfolio securities to maturity or may sell or swap them for other securities, depending upon the level and slope of, and anticipated changes in, the yield curve.


     The Fund acquired, during the fiscal year ended February 28, 1997, securities issued by its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) and/or their parent corporations. As of February 28, 1997, the Fund held securities issued by the following brokers or dealers in the following aggregate amounts: Merrill Lynch, $20,000,000, Morgan Stanley Group, $30,000,000, Goldman Sachs Group, $26,000,000 and BT Securities Corporation, $20,000,000.


VALUATION OF PORTFOLIO SECURITIES


     The Fund's net asset value per share ("NAV") is calculated as of the close of business of the New York Stock Exchange (the "Exchange") usually at 3:00 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1997: New Year's Day (observed), Martin Luther King Jr. Day, Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Fund expects the same holiday schedule



8                                                 American Century Investments


to be observed in the future, the Exchange may modify its holiday schedule at any time.

     The Manager typically completes its trading on behalf of the Fund in various markets before the Exchange closes for the day. Securities held by the Fund are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the Fund's yield. During periods of declining interest rates, for example, the daily yield on Fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

     The amortized cost valuation method is permitted in accordance with Rule 2a-7 under the 1940 Act. Under the Rule, a fund holding itself out as a money market fund must adhere to certain quality and maturity criteria, which are described in the Prospectus.

     The trustees have established procedures designed to stabilize the Fund's NAV at $1.00 per share to the extent reasonably possible. These procedures require the Trust's chief financial officer to notify the trustees immediately if, at any time, the Fund's weighted average maturity exceeds 90 days, or its NAV, as determined by using available market quotations, deviates from its amortized cost per share by .25% or more. If such deviation exceeds .40%, a meeting of the board of trustees' audit committee will be called to consider what actions, if any, should be taken. If such deviation exceeds .50%, the
Trust's  chief  financial   officer  is  instructed  to  adjust  daily  dividend
distributions  immediately  to the extent  necessary to reduce the  deviation to
 .50% or lower and to call a meeting of the board of trustees to consider further action.

     Actions the board of Trustees may consider under these circumstances include but are not limited to (i) selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market value for purposes of calculating NAV. Actions which the Manager may consider in the event that a negative deviation exceeds .50% include (i) waiving current or past investment advisory or transfer agent fees and (ii) contributing capital sufficient to raise the Fund's market-based net asset value per share to $0.995 or higher.

PERFORMANCE

     The Fund's yield and total return may be quoted in advertising and sales literature. Yield and total return will vary. Past performance should not be considered an indication of future results.

     Yield quotations for the Fund are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying it by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

     Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

             Effective Yield = [(Base-Period Return + 1)365/7] - 1


     For the seven-day period ended February 28, 1997, the Fund's yield and effective yield are indicated in the following table.

                                  7-Day
                7-Day           Effective
                Yield             Yield
-----------------------------------------
Prime           4.94%             5.06%
-----------------------------------------


     Total returns quoted in advertising and sales literature reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the Fund's NAV during the period.

     Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund during a stated period and then calculating the annually com-


Statement of Additional Information                                          9


pounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

     Average annual total returns for periods of less than one year are calculated by determining the Fund's total return for the period, extending that return for a full year (assuming that performance remains constant throughout the year), and quoting the result as an annual return. Because the Fund's return may not remain constant over the course of a year, these performance figures should be viewed as strictly hypothetical.

     In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period.

     The Fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

     The Fund's shares are sold without a sales charge (or "load"). No-load funds offer an advantage to investors when compared to load funds with comparable investment objectives and strategies.

     The Manager may obtain Fund ratings from one or more rating agencies and may publish these ratings in advertisements and sales literature.

TAXES

FEDERAL INCOME TAX

     The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code" ). To qualify as a regulated investment company and avoid being subject to federal and state income taxes at the Fund level, the Fund must distribute within each calendar year as well as each fiscal year substantially all of its net investment income and net realized capital gains (if any) to shareholders. In addition to federal income taxes, shareholders may be subject to state and local taxes on their distributions from the Fund.

     The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences.


10                                                American Century Investments


     An investor considering an investment in the Fund should consult with his or her tax advisors to determine whether the Fund is a suitable investment.

ABOUT THE TRUST

     American Century Investment Trust (the "Trust") is a registered open-end management investment company that was organized as a Massachusetts business trust on June 16, 1993. The Trust was formerly known as Benham Investment Trust. Currently American Century-Benham Prime Money Market Fund (formerly known as Benham Prime Money Market Fund) is the only series of the Trust, although the trustees are authorized to create additional series at their discretion.

     The Declaration of Trust permits the Board of trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or funds). Shares issued are fully paid and nonassessable and have no preemptive, conversion, or similar rights.

     If additional series were created by the board of trustees, each series would vote separately on matters affecting that series exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all series') outstanding shares may be able to elect a board of trustees. The Trust instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one series voted in favor of a particular nominee or all nominees as a group.


     Each shareholder has rights to dividends and distributions declared by the Fund and to the net assets of the Fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the Fund.


     Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

     CUSTODIAN BANK: Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, New York 11245 and Commerce Bank N.A., 1000 Walnut, Kansas City, Missouri 64106 serve as custodians of the Fund's assets. Services provided by the custodian banks include (i) settling portfolio purchases and sales, (ii) reporting failed trades, (iii) identifying and col-lecting portfolio income, and (iv) providing safekeeping of securities. The custodians take no part in determining the Fund's investment policies or in determining which securities are sold or purchased by the Fund.


     INDEPENDENT AUDITORS: KPMG Peat Marwick LLP, 1000 Walnut, Suite 1600, Kansas City, Missouri 64106, serves as the Trust's independent auditors and provides services including the audit of the annual financial statements.

     For the current fiscal year, which started on March 1, 1997, the Trustees of the Fund have selected Coopers & Lybrand LLP to serve as independent auditors of the Fund. The address of Coopers & Lybrand LLP is City Center Square, 1100 Main Street, Suite 900, Kansas City, Missouri 64105-2140.


TRUSTEES AND OFFICERS

     The Trust's activities are overseen by a board of trustees, including six independent trustees. The individuals listed below whose names are marked by an asterisk (*) are "interested persons" of the Trust (as defined in the 1940 Act) by virtue of, among other considerations, their affiliation with either the Trust; the Trust's investment advisor, Benham Management Corporation; the
Trust's  agent  for  transfer  and  administrative  services,  American  Century
Services


Statement of Additional Information                                         11



Corporation (ACS); the Trust's distribution agent, American Century Investment Services, Inc.; their parent corporation, American Century Companies, Inc. (ACC) or ACC`s subsidiaries; or other funds advised by the Manager. Each Trustee listed below serves as a Trustee or Director of other funds advised by the Manager. Unless otherwise noted, dates in parentheses indicate the dates the trustee or officer began his or her service in a particular capacity. The trustees' and officers' address with the exception of Mr. Stowers III and Ms. Roepke is 1665 Charleston Road, Mountain View, California 94043. The address of Mr. Stowers III and Ms. Roepke is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.


TRUSTEES

     *JAMES M. BENHAM, Chairman of the Board of Trustees (1993), President and Chief Executive Officer (1996). Mr. Benham is also President and Chairman of the Board of the Manager (1971); and a member of the Board of Governors of the Investment Company Institute (1988). Mr. Benham has been in the securities business since 1963, and he frequently comments through the media on economic conditions, investment strategies, and the securities markets.

     ALBERT A. EISENSTAT, independent Trustee (1995). Mr. Eisenstat is an independent Director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as Vice President of Corporate Development and Corporate Secretary of Apple Computer and served on its Board of Directors (1985 to 1993).

     RONALD J. GILSON, independent trustee (1995). Mr. Gilson is the Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University School of Law
(1992); counsel to Marron, Reid & Sheehy (a San Francisco law firm, 1984).

     MYRON S. SCHOLES, independent trustee (1993). Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983) and a director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a managing director of Salomon Brothers Inc. (securities brokerage).

     KENNETH E. SCOTT, independent trustee (1993). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a director of RCM Capital Funds, Inc. (June 1994).

     ISAAC STEIN, independent Trustee (1993). Mr. Stein is former Chairman of the Board (1990 to 1992) and Chief Executive Officer (1991 to 1992) of Esprit de Corp. (clothing manufacturer). He is a member of the Board of Raychem Corporation (electrical equipment, 1993), President of Waverley Associates, Inc. (private investment firm, 1983), and a Director of ALZA Corporation (pharmaceuticals, 1987). He is also a Trustee of Stanford University (1994) and Chairman of Stanford Health Services (hospital, 1994).

     *JAMES E. STOWERS III, Trustee (1995). Mr. Stowers III is Chief Executive Officer and Director of ACC; President, Chief Executive Officer and Director of ACS and ACIS.

     JEANNE D. WOHLERS, independent Trustee (1993). Ms. Wohlers is a private investor and an independent Director and Partner of Windy Hill Productions, LP. Previously, she served as Vice President and Chief Financial Officer of Sybase, Inc. (software company, 1988 to 1992).

OFFICERS

     *JAMES M. BENHAM, President and Chief Executive Officer (1996).

     *WILLIAM M. LYONS, Executive Vice President (1996); President, Chief Operating Officer and General Counsel of ACC; Executive Vice President, Chief Operating Officer and General Counsel of ASC and ACIS; Assistant Secretary of ACC; Secretary of ACS and ACIS.

     *DOUGLAS A. PAUL, Secretary (1993), Vice President (1993), and General Counsel (1993); Secretary and Vice President of the funds advised by the Manager.

     *C. JEAN WADE, Controller (1996).

     *MARYANNE ROEPKE, CPA, Chief Financial Officer and Treasurer (1995); Vice President and Assistant Treasurer of ACS.


     The table on the next page summarizes the compensation that the trustees received for the Fund's fiscal year ended February 28, 1997, as well as the compensation received for serving as a director or trustee of all other funds advised by the Manager.

     As of May 31, 1997, the Fund's Trustees and officers, as a group, owned less than 1% of the Fund's total shares outstanding.



12                                                American Century Investments



INVESTMENT MANAGEMENT


     The Fund has an investment advisory agreement with the Manager dated June 1, 1995, that was approved by the Fund's shareholders on May 31, 1995.

     The Manager is a California corporation and became a wholly owned subsidiary of ACC on June 1, 1995. The Manager has served as investment advisor to the Fund since the Fund`s inception. ACC is a holding company that owns all of the stock of the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the American Century funds. James E. Stowers, Jr. controls ACC by virtue of his ownership of a majority of its common stock. The Manager has been a registered investment advisor since 1971.

     The Fund`s agreement with the Manager continues for an initial period of two years and thereafter from year-to-year provided that, after the initial two year period, it is approved at least annually by vote of a majority of the votes of shareholders of the Fund`s or by a vote of a majority of the Fund`s trustees, including a majority of those trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

     The investment advisory agreement is terminable on 60 days' written notice, either by the Fund or by the Manager, to the other party and terminates automatically in the event of its assignment.

     Pursuant to the investment advisory agreement, the Manager provides the Fund with investment advice and portfolio management services in accordance with the Fund's investment objective, policies, and restrictions. The agreement also provides that the Manager will determine what securities will be purchased and sold by the Fund and assist the Trust's officers in carrying out decisions made by the board of trustees.

     For these services, the Fund pays the Manager a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying the Trust's average daily net assets to the following investment advisory fee schedule:

     .50% of the first $100 million;
     .45% of the next $100 million;
     .40% of the next $100 million;
     .35% of the next $100 million;
     .30% of the next $100 million;
     .25% of the next $1 billion;
     .24% of the next $1 billion;
     .23% of the next $1 billion;
     .22% of the next $1 billion;
     .21% of the next $1 billion;
     .20% of the next $1 billion; and
     .19% of average daily net assets over $6.5 billion.


     Investment advisory fees paid by the fund to the Manager for the fiscal years ended February 28, 1997, February 29, 1996, and February 28, 1995, are

TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED February 28, 1997

                           Aggregate        Pension or Retirement             Estimated             Total Compensation
Name of                  Compensation      Benefits Accrued As Part        Annual Benefits          From Fund and Fund
Trustee*                From The Fund          of Fund Expenses            Upon Retirement      Complex** Paid to Trustees
--------------------------------------------------------------------------------------------------------------------------
Albert A. Eisenstat         $9,024              Not Applicable             Not Applicable                 $72,250
Ronald J. Gilson            $8,607              Not Applicable             Not Applicable                 $68,000
Myron S. Scholes            $8,154              Not Applicable             Not Applicable                 $63,500
Kenneth E. Scott            $9,584              Not Applicable             Not Applicable                 $78,000
Ezra Solomon***             $8,414              Not Applicable             Not Applicable                 $36,417
Isaac Stein                 $8,704              Not Applicable             Not Applicable                 $69,000
Jeanne D. Wohlers           $9,487              Not Applicable             Not Applicable                 $77,000
--------------------------------------------------------------------------------------------------------------------------
*    Interested Trustees receive no compensation for their services as such.
**   American Century family of funds includes nearly 70 no-load mutual funds.
***  Retired



Statement of Additional Information                                         13


indicated in the following table. Fee amounts are net of amounts reimbursed or recouped.


Fiscal             Investment               Reimbursed
Year Ended         Advisory Fees Paid       (Recouped)
------------------------------------------------------
1997               $2,265,360               $1,584,981
1996               $2,316,045               $1,839,833
1995               $0                       $2,708,338
------------------------------------------------------
Commencement of operations was November 17, 1993.


TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 (ACS) acts as transfer, administrative services and dividend paying agent for the Fund. ACS provides facilities, equipment and personnel to the Fund and is paid for such services by the Fund. For administrative services, each Fund pays ACS a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the Funds advised by the Manager to the following administrative fee rate schedule:

Group Assets              Administrative Fee Rate
-------------------------------------------------
up to $4.5 billion                 .11%
up to $6 billion                    .10
up to $9 billion                    .09
over $9 billion                     .08
-------------------------------------------------

     For transfer agent services, the Fund pays ACS a monthly fee of $1.3958 for each shareholder account maintained and $1.35 for each shareholder transaction executed during the month.


     The Fund paid $1,844,608 and $1,975,550 in transfer agent fees and $1,188,257 and $1,319,915 in administrative fees for the fiscal years ended February 28, 1997, and February 29, 1996, respectively.


     Due to the expense limitation agreements described below, the Fund paid no transfer agent or administrative fees for the fiscal year ended February 28, 1995, or for the period from November 17, 1993 (commencement of operations), through February 28, 1994.

DISTRIBUTION OF FUND SHARES


     The Fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Fund's shares. The Fund does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.


DIRECT FUND EXPENSES

     The Fund pays certain operating expenses that are not assumed by the Manager or ACS. These include fees and expenses of the independent Trustees; custodian, audit, tax preparation, and pricing fees; fees of outside counsel and counsel employed directly by the Trust; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, confirmations, and reports to shareholders; fees for registering the Fund's shares under federal and state securities laws; brokerage fees and commissions (if any); trade association dues; costs of fidelity and liability insurance policies covering the Fund; costs for incoming WATS lines maintained to receive and handle shareholder inquiries; and organizational costs.

EXPENSE LIMITATION AGREEMENT


     Under an Expense Limitation Agreement between the Fund and the Manager, the Manager is obligated to limit the Fund's expenses to .50% of average daily net assets through May 31, 1998.

     The Expense Limitation Agreement provides that the Manager may recover amounts (representing expenses in excess of the limitation) reimbursed to the Fund during the preceding 11 months if, and to the extent that, for any given month, the Fund's expenses were less than the lower of the contractual or voluntary expense limitation in effect at that time.

     VOLUNTARY EXPENSE REIMBURSEMENT AGREEMENT. As a supplement to the Expense Limitation Agree-ment, the Manager voluntarily reimbursed the Fund for all expenses through December 31, 1994. On January 1, 1995, the Fund began paying expenses equal to an additional .10% of average daily net assets



14                                                American Century Investments


and continued to do so each subsequent month until the expense limit was reached on May 1, 1995. Voluntary expense reimbursements are not eligible for recovery by the Manager.

     For the fiscal year ended February 28, 1995, and for the period November 17, 1993 (commencement of operations), through February 28, 1994, the Manager reimbursed the Fund for $5,451,506 and $164,816 of the Fund's expenses, respectively.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The Fund's shares are continuously offered at net asset value. Share certificates are issued (without charge) only when requested in writing. Certificates are not issued for fractional shares. Dividend and voting rights are not affected by the issuance of certificates.


     As of May 31, 1997, to the Fund`s knowledge, no shareholder was the record holder or beneficial owner of 5% or more of the Fund`s total shares outstanding.


     American Century may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling the Trust or its series; to avoid jeopardizing a series' tax status; or whenever, in management's opinion, such rejection or limitation is in the Trust's or a series' best interest.

     ACS charges neither fees nor commissions on the purchase and sale of fund shares. However, ACS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, ACS may charge a fee for processing dishonored investment checks or stop-payment requests. See the Investor Services Guide for more information.

     When it is in the best interest of the Fund and its shareholders (for example, to deter abusive market timing transactions), the Fund may honor redemption requests in kind, normally by delivering portfolio securities in lieu of cash. Securities delivered as redemptions in kind will be valued by the same method used to value securities in determining the Fund's NAV. Shareholders who receive securities may realize a capital gain or loss for tax purposes, incur costs in handling or disposing of the securities, or encounter other inconveniences.

     Share purchases and redemptions are governed by California law.

OTHER INFORMATION

     The Fund's investment advisor has been continuously registered with the SEC under the Investment Advisers Act of 1940 since December 14, 1971. The Trust has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. These registrations do not imply approval or supervision of the Trust or the advisor by the SEC.

     For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, DC. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.


SECURITIES RATINGS

     Securities rating descriptions provided under this heading are excerpted from publications of Moody's Investors Service, Inc. and Standard & Poor's Corporation.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
BOND RATINGS:

     Aaa: Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they constitute what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate,


Statement of Additional Information                                         15


but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds that are rated "Baa" are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     Ba: Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds that are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be limited.

     Caa: Bonds that are rated "Caa" are of poor standing. Such issues may be in default, or there may be elements of danger present with respect to principal or interest.

     Ca: Bonds that are rated "Ca" represent obligations that are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds that are rated "C" are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     NOTE: MOODY'S MAY APPLY THE NUMERICAL MODIFIER "1" FOR MUNICIPALLY BACKED BONDS AND MODIFIERS "1," "2," AND "3" FOR CORPORATE-BACKED MUNICIPAL BONDS. THE MODIFIER "1" INDICATES THAT THE SECURITY RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY; THE MODIFIER "2" INDICATES A MID-RANGE RANKING, AND THE MODIFIER "3" INDICATES THAT THE ISSUE RANKS IN THE LOWER END OF ITS GENERIC RATING CATEGORY.

DESCRIPTION  OF  MOODY'S  INVESTORS   SERVICE,   INC.'S  RATINGS  OF  NOTES  AND
VARIABLE-RATE DEMAND OBLIGATIONS:

     Moody's  ratings  for  state  and  municipal  short-term   obligations  are
designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable-rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than on fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes best quality. There is strong protection present through established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to punctually repay those promissory obligations that have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Funds may invest.

     PRIME 1: Issuers rated "Prime 1" (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME 2: Issuers rated "Prime 2" (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR BONDS:

INVESTMENT GRADE

     AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in a small degree.



16                                               American Century Investments


     A: Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB: Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     B: Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC: Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC: The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

     C: The "C" rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR INVESTMENT GRADE NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR DEMAND OBLIGATIONS AND COMMERCIAL PAPER:

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Funds may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."


Statement of Additional Information                                         17


P.O. Box 419200
Kansas City, Missouri
64141-6200

Investor Services:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-444-3485

Fax: 816-340-7962

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9701
SH-BKT-8751

AMERICAN CENTURY INVESTMENT TRUST


1933 Act Post-Effective Amendment No. 5
1940 Act Amendment No. 6
--------------------------------------------------------------------------------

PART C   OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      FINANCIAL STATEMENTS. Audited financial statements for American Century
         - Benham Prime Money Market Fund for the fiscal year ended February 28, 1997, are filed herein as included in the Fund's Statement of Additional Information by reference to the Annual Report dated February 28, 1997, filed on April 23, 1997 (Accession # 0000908406-97-000003).

(b)      EXHIBITS.

          (1) (a)Amended and Restated Declaration of Trust, dated June 16, 1993 and amended May 31, 1995, is incorporated herein by reference to
               Exhibit 1 of Post-Effective Amendment No. 3 filed on April 24, 1996 (Accession # 0000908406-96-000004).

               (b)Amendment to the Declaration of Trust dated October 21, 1996 is included herein.

          (2) Amended and Restated Bylaws, dated May 17, 1995, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 3 filed on April 24, 1996 (Accession # 0000908406-96-000004).

          (3)  Not applicable.

          (4) Specimen copy of American Century - Benham Prime Money Market Fund's share certificate is incorporated herein by reference to
               Exhibit 4 of the Trust's Registration Statement filed on June 28, 1993.

          (5) Investment Advisory Agreement between American Century Investment Trust and Benham Management Corporation, dated June 1, 1995, is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 3 filed on April 24, 1996 (Accession # 0000908406-96-000004).

          (6) Distribution Agreement between American Century Investment Trust and American Century Investment Services, Inc. dated as of September 3, 1996, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 30 to the Registration Statement of the American Century Government Income Trust filed on November 25, 1996 (Accession # 773674-96-000009).

          (7)  Not applicable.

          (8) Custodian Agreement between American Century Investment Trust and The Chase Manhattan Bank, dated August 9, 1996, is incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 31 of American Century Government Income Trust filed on February 7, 1997 (Accession #773674-97-000002).

          (9) Administrative Services and Transfer Agency Agreement between American Century Investment Trust and American Century Services Corporation dated as of September 3, 1996, is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 30 to the Registration Statement of the American Century Government Income Trust filed on November 25, 1996 (Accession # 773674-96-000009).

          (10) Opinion and consent of counsel as to the legality of the securities being registered, dated April 11, 1997 is incorporated herein by reference to Rule 24f-2 Notice filed on April 11, 1997 (Accession # 908406-97-000002).

          (11) Consent of KPMG Peat Marwick LLP, independent auditors, is included herein.

          (12) Not applicable.

          (13) Letter of Understanding relating to initial capital, dated October 4, 1993 is incorporated herein by reference to Exhibit 13 of Pre-Effective Amendment No. 1 filed on October 6, 1993.

          (14) (a)American Century Individual Retirement Account Plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(a) of the Trust's Registration Statement filed on June 28, 1993.

               (b)American Century Pension/Profit Sharing Plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(b) of the Trust's Registration Statement filed on June 28, 1993.

          (15) Not applicable.

          (16) Schedule for computation of each performance quotation provided in response to Item 22 is included herein.

          (17) Power of Attorney dated February 28, 1997, is included herein.


Item 25. Persons Controlled by or Under Common Control with Registrant.

Not applicable.


Item 26. Number of Holders of Securities.

As of April 30,  1997,  American  Century - Benham  Prime Money Market Fund (the
sole  operating  series  of  American  Century   Investment  Trust)  had  52,651
shareholders of record.


Item 27. Indemnification.

As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the  Registrant's  Bylaws,  amended on May 17, 1995,  appearing as
Exhibit 2 of Post-Effective Amendment No. 3 filed on April 24, 1996 (Accession # 908406-96-000004).


Item 28. Business and Other Connections of Investment Advisor.

The Registrant's investment advisor, Benham Management Corporation, provides investment advisory services for various collective investment vehicles and institutional clients and serves as investment advisor to a number of open-end investment companies.


Item 29. Principal Underwriters.

The Registrant's distribution agent, American Century Investment Services, Inc., is distribution agent to American Century Capital Preservation Fund, Inc., American Century Capital Preservation Fund II, Inc., American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century Municipal Trust, American Century Target Maturities Trust, American Century Quantitative Equity Funds, American Century International Bond Funds, American Century Investment Trust, American Century Manager Funds, American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. The information required with respect to each director, officer or partner of American Century Investment Services, Inc. is incorporated herein by reference to American Century Investment Services, Inc. Form B-D filed on November 21, 1985 (SEC File No. 8-35220; Firm CRD No. 17437).


Item 30. Location of Accounts and Records.

Benham Management Corporation, the Registrant's investment advisor, maintains its principal office at 1665 Charleston Road, Mountain View, CA 94043. The Registrant and its agent for transfer and administrative services, American Century Services Corporation, maintains their principal office at 4500 Main St., Kansas City, MO 64111. American Century Services Corporation maintains physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the 1940 Act and rules thereunder. The computer and data base for shareholder records are located at Central Computer Facility, 401 North Broad Street, Sixth Floor, Philadelphia, PA 19108.


Item 31. Management Services.

Not applicable.


Item 32. Undertakings.

Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5/Amendment No. 6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, and State of California, on the 27th day of June, 1997. I hereby certify that this Amendment meets the requirements for immediate effectiveness pursuant to Rule 485(b).

                            AMERICAN CENTURY INVESTMENT TRUST


                            By: /s/ Douglas A. Paul
                                Douglas A. Paul
                                Vice President, Secretary, and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5/Amendment No. 6 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                           Date
*                                    Chairman of the Board of Trustees,    June 27, 1997
---------------------------------    President, and
James M. Benham                      Chief Executive Officer

*                                    Trustee                               June 27, 1997
---------------------------------
Albert A. Eisenstat

*                                    Trustee                               June 27, 1997
---------------------------------
Ronald J. Gilson

*                                    Trustee                               June 27, 1997
---------------------------------
Myron S. Scholes

*                                    Trustee                               June 27, 1997
---------------------------------
Kenneth E. Scott

*                                    Trustee                               June 27, 1997
---------------------------------
Isaac Stein

*                                    Trustee                               June 27, 1997
---------------------------------
James E. Stowers III

*                                    Trustee                               June 27, 1997
---------------------------------
Jeanne D. Wohlers

*                                    Chief Financial Officer, Treasurer    June 27, 1997
---------------------------------
Maryanne Roepke

/s/ Douglas A. Paul
*by Douglas A. Paul, Attorney in Fact (pursuant to a Power of Attorney dated February 28, 1997).